Fair value measurements - Schedule of Plan's assets at Fair Value (Details) - EBP 006 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 233,080,869	$ 211,461,700
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		39,638,230	55,025,345
Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		1,906,441	1,528,670
Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		41,544,671	56,554,015
Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	191,536,198	154,907,685
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		41,544,671	56,554,015
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		39,638,230	55,025,345
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		1,906,441	1,528,670
Fair Value, Inputs, Level 1 [Member] | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		41,544,671	56,554,015
Fair Value, Inputs, Level 1 [Member] | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	0	0
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	$ 0	$ 0

[1]	In accordance with FASB ASC 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.